Investments (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	9 Months Ended						1 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 31, 2012 Intermetallics Japan USD ($)	Jan. 31, 2012 Intermetallics Japan JPY (¥)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan JPY (¥)	Nov. 28, 2011 Intermetallics Japan	Nov. 28, 2011 Intermetallics Japan Molycorp	Nov. 28, 2011 Intermetallics Japan Daido	Nov. 28, 2011 Intermetallics Japan Mitsubishi	Jun. 30, 2012 Keli USD ($)	Jun. 12, 2012 Keli USD ($)	Jun. 12, 2012 TMT USD ($)	Jun. 12, 2012 Ingal Stade USD ($)	Jun. 12, 2012 Atlantic Metals USD ($)	Jun. 12, 2012 Vive USD ($)
Intermetallics Japan - IMJ
Investment in Boulder Wind Power's Series B convertible preferred stock	$ 20,000,000			$ 0	$ 20,000,000	$ 20,000,000	$ 0	$ 0
Capital contribution ratio (as a percent)														30.00%	30.00%	35.50%	34.50%
Capital contribution										2,500,000,000
Payments to acquire interest in JV				28,130,000	0				32,700,000	2,500,000,000		27,700,000	2,200,000,000
Ownership in Subsidiary (as a percent)																			25.00%	33.00%	50.00%	19.50%	7.00%
Fair Value of the Equity Investment of a Business Acquisition																			12,200,000	1,600,000	4,900,000	1,400,000	900,000
Gain / (Loss) from the entity's proportional ownership in joint venture		$ (662,000)	$ 0	$ (1,146,000)	$ 0						$ (200,000)	$ (800,000)						$ 300,000